Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2018
Accounts Payable And Accrued Expenses
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

11. ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses as of December 31, 2018 and 2017 consisted of:

	December 31, 2018	December 31, 2017

License agreements payable	$-	$356,410
Healthcare consultation service payable	40,139	-
Professional fees payable	178,117	154,429
Research and development expenses payable	398,899	104,013
Interest payable	223,802	-
Payables for leasehold improvement and equipment	73,864	-
Salary payable	183,065	-
Deferred rent	58,810	-
Others	90,451	38,496
	$1,247,147	$653,348